Summary of Significant Accounting Policies (Schedule of Basic and Diluted Net Loss Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of common stock used in basic loss per share	7,903,373	6,230,403
Weighted average shares of stock used in basic and diluted loss per share	7,903,373	6,230,403
Basic and diluted net loss per share	$ 0.50	$ 0.43
Puttable Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of stock used in basic and diluted loss per share	25,538
Allocation of net loss	$ (12,728)
Basic and diluted net loss per share	$ (0.50)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of stock used in basic and diluted loss per share	7,903,373	6,230,403
Allocation of net loss	$ (3,938,862)	$ (2,703,472)
Basic and diluted net loss per share	$ (0.50)	$ (0.43)